Inventories - Changes of Allowance for Inventories Valuation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Allowance for inventories valuation, beginning balance	₩ 203,164	₩ 231,378	₩ 161,940
Loss on valuation of inventories	78,560	152,249	152,952
Realization on disposal of inventories	(138,967)	(161,458)	(77,102)
Others	(7,126)	(19,005)	(6,412)
Allowance for inventories valuation, ending balance	₩ 135,631	₩ 203,164	₩ 231,378